Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs

An analysis of finance costs is as follows:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Interest expenses on bank loans and other borrowings	63,362	91,690	61,555	8,433
Interest expenses on lease liabilities (note 14(b))	1,108	1,321	1,498	205
Interest expenses on long-term payables	2,922	3,046	1,402	192
Subtotal	67,392	96,057	64,455	8,830

Less: Interest capitalized*	(14,607)	-	-	-

Total	52,785	96,057	64,455	8,830

*	The amount of finance costs eligible for capitalization was determined by the interest rates of specific borrowings, ranged from 4.45% to 4.80% for the year ended December 31, 2022.